UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

 (Address of principal executive offices)(Zip code)

Edward Corrao, Esq.

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: June 1, 2018 through November 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

November 30, 2018

STADION TACTICAL GROWTH FUND

STADION TACTICAL DEFENSIVE FUND

STADION TRILOGY ALTERNATIVE RETURN FUND

STADION ALTERNATIVE INCOME FUND

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Information	5
Disclosure of Fund Expenses	13
Schedules of Investments	15
Statements of Assets and Liabilities	26
Statements of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	42

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.stadionfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Beginning on January 1, 2019, you may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-866-383-7636 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.stadionfunds.com.

Stadion Investment Trust	Letter to Shareholders

November 30, 2018 (Unaudited)

Dear Stadion Shareholder,

We are pleased to present the Stadion Funds’ Semi-Annual Report for the six months ended November 30, 2018. This letter includes a market overview and a discussion of the prevailing market conditions over the past six months highlighting the purpose for, and investment approach of, each of our funds. First, let’s briefly look at financial market conditions over the last half year.

6 Month Market Condition Overview

Equity Markets

Over the last six months, the Dow Jones Industrial Average Index rose 5.84% and the S&P 500 Index gained 3.02%. The NASDAQ Composite did not keep pace with these other two major U.S. indices and finished at -0.98%. International equities struggled over the last six months as evidenced by the MSCI Emerging Markets Index ended at -9.89% and the MSCI EAFE Index, which tracks performance across a broad selection of 21 non-U.S. developed markets, finished at -7.97%.

2018 has been a year full of geopolitical tensions, especially in the form of trade talks. The global divergence between “safer” U.S. equities, which experienced enthusiastic rallying between June and September, and International stocks--which endured sizeable downturns during this same period--has been attributed largely to the tandem forces of slowing global growth and the consistent threat of fully realized trade war. While these tensions did not escape the attention of those invested in U.S. equities, the domestic economy was continually buoyed by the strong underlying fundamentals of low unemployment, high levels of consumer confidence, and a Gross Domestic Product greater than 4%. These factors combined with robust corporate earnings led U.S. equities to shrug off any negative news and climb to all-time highs in September.

Immediately after experiencing record highs, volatility increased for U.S. equities and this jittery action seemed prefaced by two fears. Namely, that the Federal Reserve would continue to raise interest rates and that the escalating prospect of a trade war between the U.S. and China could eventually cause U.S. equities to experience the lag already seen in international markets. With each move upward in short-term interest rates the yield curve--the divergence between short term and long-term interest rates--flattened a little more while threatening to invert. Although not entirely predictable, there is a general consensus that an inverted yield curve is a marked predecessor to a recession. With trade tensions running hot, many companies revised their future earnings forecasts to account for the impact of increasing global tariffs. Between September's high and October's low, U.S. markets experienced a sell off of 11%, led somewhat surprisingly by the years-long investor favorites populating the so-called FAANG stocks (Facebook, Apple, Amazon, Netflix, and Alphabet's Google). This choppiness continued through November for global equities as international markets appeared to be headline-directed and reacting as such. While December tends to be positive for U.S. equities, this year could be different. We expect investors will remain watchful of interest rates and global trade news for the remainder of 2018.

Bond Markets

The U.S. Treasury 10-year note, which can be used to evaluate the strength of the bond market, spent the first half of this period trading in a range between 2.8% and 3%. In September, though, the benchmark note was able to break through the psychological resistance level of 3%, eventually reaching a high of 3.23% in early October. As the period progressed, rates once again retreated in the general risk-off environment, eventually closing back near 3% at 2.99%. It was in this environment of increasing fearfulness that the already high yield spread began a dramatic widening, eventually closing at positions not seen so far apart since late 2016. Fear of an inverting yield curve and its reputation as a predictor of recession, and this fear stoked by the current curve's dramatic flattening during the second and third quarter, continued to be at the forefront. However, while the spread between the 2-Year and 10-Year Treasury Bond flattened steadily during June and July, it has remained relatively stable since then and hovered around the .25% level.

Stadion’s Tactical Equity Portfolio Line-up

Stadion’s line-up of tactical equity funds offer varying degrees of risk management and the ability to diversify across markets. The Tactical Growth Fund (“Growth Fund”) is a growth-oriented strategy with a defensive element in its investment process. For added defense, Stadion’s Tactical Defensive Fund (“Defensive Fund”) provides persistent market exposure but with an eye always on risk management.

Stadion’s Alternative Portfolio Line-up

Stadion’s Trilogy Alternative Return Fund (“Trilogy Fund”) is an absolute return strategy designed to be market-direction agnostic over the course of a year. Stadion’s Alternative Income Fund (“Income Fund”) seeks to generate premium from non-traditional assets outside of traditional fixed income markets.

Semi-Annual Report | November 30, 2018	1

Stadion Investment Trust	Letter to Shareholders

November 30, 2018 (Unaudited)

Stadion Tactical Growth Fund

The Growth Fund follows a rule-based proprietary model. The model quantitatively ranks all actively traded Exchange Traded Funds (“ETFs”) based on their risk-adjusted return. We then perform a fundamental review to determine if highly ranked ETFs are suitable for the portfolio. The holdings of the Growth Fund are adjusted to favor the purchase and holding of ETFs presenting strength within the model. ETFs perceived as weak by the model are sold or not considered for purchase. The goal of the Growth Fund’s investment process is to produce returns while assuming less risk over a market cycle as compared to its benchmark. During turbulent times, Tactical Growth does not automatically allocate to cash, instead, the Fund will attempt to allocate among a mix of defensive and non-correlated assets.

For the six months ending November 30, 2018, the Growth Fund - Class A returned -1.54%. These numbers exclude the impact of the 5.75% sales load. The Fund’s performance reflects allocation decisions and market performance. Its primary benchmark, the Morningstar Moderately Aggressive Target Risk Index, returned -1.64% for the half-year period.

The portfolio was moderately aggressive during the six-month period with approximately three-quarters of its assets in aggressive, growth-oriented U.S. Equity ETFs. International ETFs experienced weakness during this period and the Fund benefited by not owning them. We owned a small position in commodities for much of the period that fulfilled our goal for it by adding diversification to the Fund. Approximately one-quarter of Tactical Growth was allocated to short duration Fixed Income ETFs. This position helped lower the volatility of the Fund while also avoiding the risk of weaker performing long-term bonds. In conclusion, the Fund benefited from its allocation to aggressive U.S. Equities, and short-term Fixed Income and staying out of International Equities during the six months ending November 30, 2018.

Stadion Trilogy Alternative Return Fund

The Trilogy Fund is a multi-strategy portfolio designed to generate total returns regardless of market direction, with an emphasis on lower risk and volatility than U.S. equity markets. The Trilogy Fund consists of an equity component, an income component and a trend component, and is designed such that two of the three should be in a favorable environment over a given year. For the six months ended November 30, 2018, the Trilogy Fund Class A returned -.48%, excluding the impact of the 5.75% sales load, while the HFRX Absolute Return Index returned -.36% and the Morningstar Multi-Alternative Category returned -1.85%. From June to November, there were two marked trends in equities: first, a low-volatility rallying gain of 9% for the S&P Total Return Index from June through September and, second, the near complete reversal of this trend when the index fell 7% in October and endured a relatively flat November.

Our position in dividend paying flight-to-quality equities performed relatively well against the broader market and contributed to the Fund's overall performance even though the environment overall remained flat. The Fund employs an option strategy, known as a “collar”, around these equities designed to help dampen volatility and limit any risk the Fund might encounter from bear markets in equities. This option strategy was understandably a drag on performance since this type of loss-avoidance wasn't needed during the six months ended in November. The Fund had very slight negative performance from our relatively short duration high quality fixed income sleeve. The Fund’s option selling, in an attempt to generate premium, was a drag on performance due to how the market moved between June and November. The strategy was hurt by the trend higher between June and September, and then hurt again by the move lower in October. This portion of the fund began to contribute to performance again in November as the higher levels of volatility are generally helpful for this strategy on a go forward basis. The trend portion of the Fund was a drag on performance, as expected, as the S&P 500 was roughly flat for this period.

Stadion Alternative Income Fund

The Income Fund seeks to generate income and absolute return with a low correlation to traditional income producing strategies. The fund also seeks to avoid some of the gains-destroying risks associated with other options based premium generating strategies. The Income Fund seeks dividend income from equities while utilizing a market collar to limit equity risk. It also sells short term options as a way to both generate potential premium and as a tool to manage risk. For the six months ended November 30, 2018, the Income Fund Class A returned 3.12%, excluding the impact of the 5.75% sales load, while the Bloomberg Barclays US Aggregate Bond Index returned -.30% and the Morningstar Options-Based Category gained .85%. The Fund's employs a dual approach toward generating absolute returns and income and these techniques delivered mixed results over these past six months. Our dividend equities performed strongly relative to the S&P 500 and this helped our collared equity strategy. However, the collar we overlaid on those equities were an added weight on income during this flat market. The portion of the Fund that sells options as a both a risk management and premium-generating tool was also a slight drag as the market trended strongly for most of this term but then came in strongly during October. The more volatile market conditions in November, though, were good for option selling as elevated volatility is generally helpful on a go-forward basis.

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Stadion Investment Trust	Letter to Shareholders

November 30, 2018 (Unaudited)

Stadion Tactical Defensive Fund

The Defensive Fund brings together two complementary components to diversify equity allocations and attempt to reduce volatility over changing market cycles. One component seeks to focus on longer term cyclical trends to find a balance of safety and return while the other component focuses on shorter term trends. Fifty percent of the portfolio is governed by the long-term trend strategy and 50% is governed by the shorter (more safety conscious) intermediate-term trend strategy.

During the six months ended November 30, 2018 the Defensive Fund - Class A returned -0.45% excluding the impact of the 5.75% sales load. The Fund’s primary benchmark, the Morningstar Moderate Target Risk Index returned -1.47%. The Morningstar Tactical Allocation Category benchmark returned -2.96%.

As equity markets moved higher during the first 4 months of the period, our models generally maintained equity exposure, with the exception being the beginning of August. While the S&P 500 continued to trend higher, the more tech-driven NASDAQ composite showed relative weakness, as did, market internals. These factors caused our shorter-term model to move defensive during the first part of August, but as markets began moving higher it had the fund fully invested from mid-August through mid-September.

After this point, some cracks in the market began showing yet again. Beginning in August, small-cap stocks began selling off steadily and the once impermeable technology sector started showing signs of weakness. These factors, combined with once again weakening market internals, drove our shorter-term model into a partially defensive mode in late September and caused it to turn fully defensive by the beginning of October. While our shorter-term model is built to react swiftly to these moves, our longer-term model is built to handle more volatility. However, the aforementioned weakening internals and selloff in more speculative market segments resulted in the longer-term model beginning to weaken. In less than a month, beginning with the October sell off and the culminating in the beginning of November, our longer-term model weakened to a 50% defensive reading. It appears, too, that recent market action will cause this model to move fully defensive--the first such move since August 2015--within a relatively short time. After the last time such a move was triggered, the market experienced rather volatile price action. While we do not attempt to predict the market, we are pleased with how our models, with regard to both short-term and long-term views, have reacted to the current environment. It seems the move to a defensive posture has come at an advantageous time.

Thank you for entrusting your serious money to Stadion. Please feel free to contact us with any questions or concerns.

Sincerely,

Stadion Money Management

Brad A. Thompson, CFA

Chief Investment Officer

The views in this report were those of the Funds’ investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

Investment in the Funds are subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Funds are a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Derivative instruments can be volatile and the potential loss to the Funds may exceed the Funds’ initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. The Funds could also experience losses if they are unable to close out a position because the market for an instrument or position is or becomes illiquid.

Options are financial derivatives that represent a contract sold by one party (option writer) to another party (option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date).

The Funds’ foreign investments generally carry more risks than funds that invest strictly in U.S. assets, including currency risk, geographic risk, and emerging market risk. Risks can also result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. More information about these risks and other risks can be found in the Funds’ prospectus.

One may not invest directly in an index, which is unmanaged and does not incur fees, expenses or taxes.

Semi-Annual Report | November 30, 2018	3

Stadion Investment Trust	Letter to Shareholders

November 30, 2018 (Unaudited)

The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange.

The NASDAQ Composite is a stock market index of the common stocks and similar securities listed on the NASDAQ stock market and it is highly followed in the U.S. as an indicator of the performance of stocks of technology companies and growth companies.

The MSCI Emerging Markets Index consists of 23 economies including Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. The MSCI is a float-adjusted market capitalization index.

The MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

Gross domestic product (GDP) is the monetary value of all the finished goods and services produced within a country's borders in a specific time period.

FAANG is an acronym for five significant technology stocks: Facebook, Apple, Amazon, Netflix, and Alphabet's Google.

An inverted yield curve is an interest rate environment in which long-term debt instruments have a lower yield than short-term debt instruments of the same credit quality. This type of yield curve is the rarest of the three main curve types and is considered to be a predictor of economic recession.

The U.S. 2-Year Treasury Note is a debt obligation issued by the United States government that matures in 2 years.

The 10-year Treasury note is a debt obligation issued by the United States government matures in 10 years.

A yield spread is the difference between yields on differing debt instruments of varying maturities, credit ratings and risk, calculated by deducting the yield of one instrument from another.

Risk-on risk-off is an investment setting in which price behavior responds to and is driven by changes in investor risk tolerance. Risk-on risk-off refers to changes in investment activity in response to global economic patterns. During periods when risk is perceived as low, the risk-on risk-off theory states that investors tend to engage in higher-risk investments; when risk is perceived to be high, investors have the tendency to gravitate toward lower-risk investments.

An Exchange Traded Fund (ETF) is a fund that tracks a specific index (bonds, commodities, etc.) but trades on stock exchange in the same manner as common stocks. ETFs tend to have higher liquidity than mutual funds.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds, and inflation-hedged instruments. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

Flight-to-quality is the action of investors moving their capital away from riskier investments to safer ones.

The S&P 500 Index is the Standard & Poor’s Composite Index of 500 stocks and is a widely recognized, unmanaged index of common stock prices.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented.

Morningstar Options-Based Category: Morningstar assigns categories to all types of portfolios, such as mutual funds, variable annuities, and separate accounts. Portfolios are placed in a given category based on their average holdings statistics over the past three years.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% global equity exposure.

The Morningstar Tactical Allocation Category is a benchmark created and published by Morningstar and is defined as “Portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes.”

Absolute Return is the total return generated by an asset over a specific time period.

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Stadion Tactical Growth Fund	Performance Information

November 30, 2018 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Growth Fund(a) and the Morningstar Moderately Aggressive Target Risk Index

Average Annual Total Returns(b)(c) (for periods ended November 30, 2018)

	6 Month	1 Year	5 Year	10 Year	Since Inception
Stadion Tactical Growth Fund - A - NAV	-1.54%	1.85%	5.92%	10.86%	6.44%
Stadion Tactical Growth Fund - A - POP	-7.19%	-4.03%	4.68%	10.20%	6.00%
Stadion Tactical Growth Fund - C - NAV	-1.93%	1.12%	5.12%	10.03%	5.64%
Stadion Tactical Growth Fund - C - CDSC	-2.91%	0.12%	5.12%	10.03%	5.64%
Stadion Tactical Growth Fund - I - NAV	-1.44%	2.08%	6.18%	11.14%	6.70%
Morningstar Moderately Aggressive Target Risk Index	-1.64%	-0.10%	6.07%	10.45%	7.30%(d)

(a)	The line graph above represents performance of Class I shares only, which will vary from the performance of Class A and Class C shares based on the difference in loads and fees paid by shareholders in different classes.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.
(c)	The performance shown includes that of the predecessor Fund, the ETF Market Opportunity Fund, a series of Aviemore Trust, which was reorganized into Class I shares of the Fund, as of the close of business on March 29, 2013. Class I, Class A and Class C shares of the Fund commenced operations on May 3, 2004, April 1, 2013 and April 1, 2013, respectively. The performance shown for Class A and Class C shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A and Class C shares respectively and without the effect of any fee and expense limitations or waivers. If Class A and Class C shares of the Fund had been available during periods prior to April 1, 2013, the performance shown may have been different.
(d)	Represents the period from May 3, 2004 (date of original public offering of Class I shares) through November 30, 2018.

Semi-Annual Report | November 30, 2018	5

Stadion Tactical Growth Fund	Performance Information

November 30, 2018 (Unaudited)

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I, based on the current Fund prospectus dated September 28, 2018, are 1.83%, 2.57% and 1.58%, respectively. The Fund’s investment adviser, Stadion Money Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.30% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2019.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

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Stadion Tactical Defensive Fund	Performance Information

November 30, 2018 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Defensive Fund(a), the S&P 500® Total Return Index and the Morningstar Moderate Target Risk Index

Average Annual Total Returns(b) (for periods ended November 30, 2018)

	6 Month	1 Year	5 Year	10 Year	Since Inception(c)
Stadion Tactical Defensive Fund - A - NAV	-0.45%	-0.86%	3.74%	6.11%	3.74%
Stadion Tactical Defensive Fund - A - POP	-6.18%	-6.57%	2.52%	5.49%	3.25%
Stadion Tactical Defensive Fund - C - NAV	-0.81%	-1.56%	2.96%	5.30%	2.94%
Stadion Tactical Defensive Fund - C - CDSC	-1.80%	-2.52%	2.96%	5.30%	2.94%
Stadion Tactical Defensive Fund - I - NAV	-0.30%	-0.55%	3.98%	6.35%	3.97%
Morningstar Moderate Target Risk Index(d)	-1.10%	-0.18%	5.04%	8.71%	5.87%(e)
S&P 500® Total Return Index	3.02%	6.27%	11.12%	14.31%	8.50%(e)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	Class A, Class C and Class I shares of the Fund commenced operations on September 15, 2006, October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and Class I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and Class I shares respectively and without the effect of any fee and expense limitations or waivers. If Class C and Class I shares of the Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

(d)	Effective September 28, 2017, the Morningstar Moderate Target Risk Index replaced the S&P 500 Index as the Fund’s benchmark. The Morningstar Moderate Target Risk Index was selected as it more closely aligns to the Defensive Fund’s investment strategies.

(e)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through November 30, 2018.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

Semi-Annual Report | November 30, 2018	7

Stadion Tactical Defensive Fund	Performance Information

November 30, 2018 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I, based on the current Fund prospectus dated September 28, 2018, are 2.00%, 2.74%, and 1.77%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C and Class I, until at least October 1, 2019.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% global equity exposure.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

8	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Performance Information

November 30, 2018 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Trilogy Alternative Return Fund(a), the HFRX Absolute Return Index and the Bloomberg Barclays US Aggregate Bond Index

Average Annual Total Returns(b)(c) (for periods ended November 30, 2018)

	6 Month	1 Year	5 Year	Since Inception
Stadion Trilogy Alternative Return Fund - A - NAV	-0.48%	-3.71%	1.36%	2.05%
Stadion Trilogy Alternative Return Fund - A - POP	-6.23%	-9.22%	0.17%	1.15%
Stadion Trilogy Alternative Return Fund - C - NAV	-0.84%	-4.38%	0.59%	1.29%
Stadion Trilogy Alternative Return Fund - C - CDSC	-1.83%	-5.34%	0.59%	1.29%
Stadion Trilogy Alternative Return Fund - I - NAV	-0.30%	-3.37%	1.60%	2.30%
HFRX Absolute Return Index	-0.36%	0.76%	1.61%	1.76%(d)
Bloomberg Barclays US Aggregate Bond Index	-0.30%	-1.34%	2.03%	1.87%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	Class A, Class C and Class I shares of the Fund commenced operations on April 2, 2012, April 2, 2012 and April 2, 2012, respectively.

(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through November 30, 2018.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C and Class I, based on the current Fund prospectus dated September 28, 2018, are 1.91%, 2.63%, and 1.65%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments if any, under a Rule 12b-1 Distribution Plan) in excess of 1.38% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2019.

Semi-Annual Report | November 30, 2018	9

Stadion Trilogy Alternative Return Fund	Performance Information

November 30, 2018 (Unaudited)

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

10	www.stadionfunds.com

Stadion Alternative Income Fund	Performance Information

November 30, 2018 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Alternative Income Fund(a) and the Bloomberg Barclays US Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2018)

	6 Month	1 Year	5 Year	Since Inception(c)
Stadion Alternative Income Fund - A - NAV	3.12%	1.93%	2.38%	1.46%
Stadion Alternative Income Fund - A - POP	-2.83%	-3.91%	1.17%	0.45%
Stadion Alternative Income Fund - C - NAV	2.67%	1.11%	1.59%	0.68%
Stadion Alternative Income Fund - C - CDSC	1.67%	0.12%	1.59%	0.68%
Stadion Alternative Income Fund - I - NAV	3.23%	2.09%	2.64%	1.70%
Bloomberg Barclays US Aggregate Bond Index	-0.30%	-1.34%	2.03%	1.46%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C and Class I shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	Class A, Class C and Class I shares of the Fund commenced operations on December 31, 2012, August 7, 2015 and February 14, 2013, respectively. The performance shown for Class C and Class I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and Class I shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C and Class I shares of the Fund had been available prior to August 7, 2015 and February 14, 2013, respectively, the performance shown may have been different.

(d)	Represents the period from December 31, 2012 (date of original public offering of Class A shares) through November 30, 2018.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

Semi-Annual Report | November 30, 2018	11

Stadion Alternative Income Fund	Performance Information

November 30, 2018 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C and Class I, based on the current Fund prospectus dated September 28, 2018, are 1.90%, 2.63% and 1.67%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.15% of the average daily net assets for Class A, Class C and Class I, until at least October 1, 2019.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A shares at the time of purchase. For additional information please consult the Fund’s Prospectus.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

12	www.stadionfunds.com

Stadion Investment Trust	Disclosure of Fund Expenses

November 30, 2018 (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual funds’ ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent annual period (June 1, 2018) and held until the end of the period (November 30, 2018).

The tables that follow illustrate the Funds’ costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Funds’ actual returns, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Funds’ ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expense Ratio(a)	Expenses Paid During period 6/1/18 - 11/30/18(b)
Stadion Tactical Growth Fund - Class A
Based on Actual Fund Return	$1,000.00	$984.60	1.55%	$7.71
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.30	1.55%	$7.84
Stadion Tactical Growth Fund - Class C
Based on Actual Fund Return	$1,000.00	$980.70	2.30%	$11.42
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.54	2.30%	$11.61
Stadion Tactical Growth Fund - Class I
Based on Actual Fund Return	$1,000.00	$985.60	1.30%	$6.47
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.55	1.30%	$6.58
Stadion Tactical Defensive Fund - Class A
Based on Actual Fund Return	$1,000.00	$995.50	1.88%	$9.40
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.64	1.88%	$9.50
Stadion Tactical Defensive Fund - Class C
Based on Actual Fund Return	$1,000.00	$991.90	2.60%	$12.98
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,012.03	2.60%	$13.11
Stadion Tactical Defensive Fund - Class I
Based on Actual Fund Return	$1,000.00	$997.00	1.60%	$8.01
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.05	1.60%	$8.09

Semi-Annual Report | November 30, 2018	13

Stadion Investment Trust	Disclosure of Fund Expenses

November 30, 2018 (Unaudited)

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expense Ratio(a)	Expenses Paid During period 6/1/18 - 11/30/18(b)
Stadion Trilogy Alternative Return Fund - Class A
Based on Actual Fund Return	$1,000.00	$995.20	1.63%	$8.15
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.90	1.63%	$8.24
Stadion Trilogy Alternative Return Fund - Class C
Based on Actual Fund Return	$1,000.00	$991.60	2.38%	$11.88
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.14	2.38%	$12.01
Stadion Trilogy Alternative Return Fund - Class I
Based on Actual Fund Return	$1,000.00	$997.00	1.38%	$6.91
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.15	1.38%	$6.98
Stadion Alternative Income Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,031.20	1.40%	$7.13
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.05	1.40%	$7.08
Stadion Alternative Income Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,026.70	2.15%	$10.92
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.29	2.15%	$10.86
Stadion Alternative Income Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,032.30	1.15%	$5.86
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.30	1.15%	$5.82

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183/365).

14	www.stadionfunds.com

Stadion Tactical Growth Fund	Schedule of Investments

November 30, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 83.44%	Shares	Value
Health Care Select Sector SPDR® Fund	526,470	$50,472,679
Invesco QQQ Trust, Series 1	285,097	48,286,879
iShares® China Large-Cap ETF	581,340	24,427,907
iShares® MSCI Emerging Markets ETF	593,170	24,367,424
iShares® Russell 2000® ETF	181,410	27,686,794
iShares® Short Treasury Bond ETF	454,420	50,199,777
PIMCO Enhanced Short Maturity Active ETF	394,989	40,055,834
SPDR® Gold Shares(a)	126,400	14,604,256
SPDR® S&P 500® ETF Trust	259,570	71,550,470
VanEck Vectors® Gold Miners ETF	510,850	9,752,127
Vanguard® Growth ETF	341,121	50,240,301

TOTAL EXCHANGE-TRADED FUNDS
(Cost $364,473,235)		411,644,448

MONEY MARKET FUNDS - 15.92%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.086%, 7-day effective yield	78,548,786	$78,548,786

TOTAL MONEY MARKET FUNDS
(Cost $78,548,786)		78,548,786

Total Investments, at Value - 99.36%
(Cost $443,022,021)		490,193,234

Other Assets in Excess of Liabilities - 0.64%		3,171,156

Net Assets - 100.00%		$493,364,390

(a)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	15

Stadion Tactical Defensive Fund	Schedule of Investments

November 30, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS - 75.76%	Shares	Value
Invesco Ultra Short Duration ETF	103,290	$5,181,026
iShares® Russell 2000® ETF	42,380	6,468,035
Janus Henderson Short Duration Income ETF	103,530	5,169,253
JPMorgan Ultra-Short Income ETF	103,220	5,175,451
PIMCO Active Bond Exchange-Traded Fund	127,040	12,893,290
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	51,060	5,177,995
SPDR® Portfolio Aggregate Bond ETF	476,120	13,088,539
SPDR® Portfolio Developed World ex-US ETF	227,930	6,452,698
SPDR® Portfolio Short Term Corporate Bond ETF	172,140	5,177,971
SPDR® S&P 500® ETF Trust	47,620	13,126,453

TOTAL EXCHANGE-TRADED FUNDS
(Cost $79,019,730)		77,910,711

MONEY MARKET FUNDS - 24.25%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.086%, 7-day effective yield	24,943,680	$24,943,680

TOTAL MONEY MARKET FUNDS
(Cost $24,943,680)		24,943,680

Total Investments, at Value - 100.01%
(Cost $103,963,410)		102,854,391

Liabilities in Excess of Other Assets - (0.01)%		(9,674)

Net Assets - 100.00%		$102,844,717

See Notes to Financial Statements.

16	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2018 (Unaudited)

COMMON STOCKS - 47.57%	Shares	Value
Communication Services - 1.19%
Diversified Telecommunication Services - 1.19%
AT&T, Inc.(a)	31,460	$982,810

Consumer Discretionary - 3.78%
Distributors - 1.28%
Genuine Parts Co.(a)	10,249	1,062,924

Hotels, Restaurants & Leisure - 1.26%
McDonald's Corp.(a)	5,564	1,048,870

Household Durables - 1.24%
Garmin, Ltd.(a)	15,416	1,027,630

Consumer Staples - 7.10%
Food & Staples Retailing - 2.41%
Sysco Corp.(a)	14,331	965,909
Walmart, Inc.(a)	10,607	1,035,774
		2,001,683

Food Products - 3.42%
Archer-Daniels-Midland Co.(a)	20,440	940,649
General Mills, Inc.(a)	22,862	967,291
Kellogg Co.(a)	14,593	928,844
		2,836,784

Household Products - 1.27%
Procter & Gamble Co.(a)	11,168	1,055,488

Energy - 2.09%
Energy Equipment & Services - 0.89%
Schlumberger, Ltd.(a)	16,379	738,693

Oil, Gas & Consumable Fuels - 1.20%
Chevron Corp.(a)	8,397	998,739

Financials - 6.12%
Banks - 4.89%
BB&T Corp.(a)	20,103	1,027,263
Fifth Third Bancorp(a)	35,590	994,029
US Bancorp(a)	18,913	1,030,002
Wells Fargo & Co.(a)	18,519	1,005,212
		4,056,506

Insurance - 1.23%
Aflac, Inc.(a)	22,407	1,024,896

Health Care - 6.46%
Health Care Equipment & Supplies - 1.29%
Abbott Laboratories(a)	14,519	1,075,132

Semi-Annual Report | November 30, 2018	17

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2018 (Unaudited)

COMMON STOCKS - 47.57% (continued)	Shares	Value
Health Care - 6.46% (continued)
Pharmaceuticals - 5.17%
Eli Lilly & Co.(a)	9,101	$1,079,743
Johnson & Johnson(a)	7,081	1,040,199
Merck & Co., Inc.(a)	13,726	1,089,021
Pfizer, Inc.	23,384	1,081,042
		4,290,005

Industrials - 8.07%
Aerospace & Defense - 3.30%
Harris Corp.(a)	6,332	905,159
Lockheed Martin Corp.(a)	3,043	914,209
United Technologies Corp.(a)	7,586	924,278
		2,743,646

Commercial Services & Supplies - 1.27%
Waste Management, Inc.(a)	11,269	1,056,469

Electrical Equipment - 1.12%
Emerson Electric Co.(a)	13,711	925,767

Machinery - 1.25%
Illinois Tool Works, Inc.(a)	7,442	1,034,810

Trading Companies & Distributors - 1.13%
WW Grainger, Inc.(a)	2,998	941,492

Information Technology - 4.53%
Communications Equipment - 1.25%
Cisco Systems, Inc.(a)	21,738	1,040,598

IT Services - 1.05%
International Business Machines Corp.(a)	7,008	870,884

Software - 1.24%
Microsoft Corp.(a)	9,255	1,026,287

Technology Hardware, Storage & Peripherals - 0.99%
Apple, Inc.	4,615	824,147

Materials - 2.23%
Chemicals - 1.08%
DowDuPont, Inc.(a)	15,474	895,171

Containers & Packaging - 1.15%
International Paper Co.(a)	20,680	955,209

Real Estate - 1.00%
Equity Real Estate Investment Trusts (REITs) - 1.00%
Weyerhaeuser Co.(a)	31,345	827,821

18	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2018 (Unaudited)

COMMON STOCKS - 47.57% (continued)	Shares	Value
Utilities - 5.00%
Electric Utilities - 2.56%
Eversource Energy(a)	15,600	$1,066,104
Southern Co.(a)	22,308	1,055,838
		2,121,942

Gas Utilities - 1.17%
National Fuel Gas Co.(a)	18,063	972,693

Multi-Utilities - 1.27%
Dominion Energy, Inc.(a)	14,181	1,056,484

TOTAL COMMON STOCKS
(Cost $27,872,493)		39,493,580

EXCHANGE-TRADED FUNDS - 46.91%	Shares	Value
iShares® Broad USD High Yield Corporate Bond ETF	41,362	$1,951,046
iShares® MBS ETF(a)	75,738	7,815,404
SPDR® Portfolio Intermediate Term Corporate Bond ETF	414,204	13,610,743
SPDR® Portfolio Long Term Corporate Bond ETF	155,737	3,877,851
SPDR® Portfolio Short Term Corporate Bond ETF	258,752	7,783,260
VanEck Vectors™ Fallen Angel High Yield Bond ETF(a)	142,395	3,911,591

TOTAL EXCHANGE-TRADED FUNDS
(Cost $40,591,358)		38,949,895

PURCHASED OPTION CONTRACTS - 10.88%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 5.68%
S&P 500® Index:
	Jefferies	12/07/2018	$2,850	45	$12,420,765	$17,325
	Jefferies	12/14/2018	2,925	45	12,420,765	4,612
	Jefferies	12/21/2018	2,975	45	12,420,765	3,262
	Jefferies	12/28/2018	2,950	45	12,420,765	7,538
	Jefferies	01/04/2019	2,850	45	12,420,765	78,075
	Jefferies	01/11/2019	2,925	45	12,420,765	27,000
	Jefferies	12/18/2020	2,700	80	22,081,360	2,674,000
	Jefferies	12/18/2020	2,975	100	27,601,700	1,904,000
					124,207,650	4,715,812
Put Option Contracts - 5.20%
iPATH S&P 500® VIX Short-Term Futures ETN:
	Jefferies	12/21/2018	27	900	3,104,100	8,550
	Jefferies	01/18/2019	27	900	3,104,100	43,200

Semi-Annual Report | November 30, 2018	19

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2018 (Unaudited)

PURCHASED OPTION CONTRACTS - 10.88% (continued)	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 5.20% (continued)
S&P 500® Index:
	Jefferies	12/14/2018	$2,525	25	$6,900,425	$6,125
	Jefferies	12/21/2018	2,200	75	20,701,275	3,750
	Jefferies	12/21/2018	2,250	150	41,402,550	9,375
	Jefferies	12/21/2018	2,625	45	12,420,765	52,200
	Jefferies	12/28/2018	2,550	45	12,420,765	31,275
	Jefferies	01/04/2019	2,450	45	12,420,765	20,475
	Jefferies	01/11/2019	2,525	45	12,420,765	48,600
	Jefferies	06/21/2019	2,400	75	20,701,275	340,125
	Jefferies	06/21/2019	2,450	100	27,601,700	526,000
	Jefferies	06/21/2019	2,475	25	6,900,425	141,250
	Jefferies	06/21/2019	2,525	25	6,900,425	163,375
	Jefferies	06/21/2019	2,550	25	6,900,425	175,375
	Jefferies	12/20/2019	2,500	50	13,800,850	501,250
	Jefferies	12/20/2019	2,525	25	6,900,425	264,875
	Jefferies	12/20/2019	2,575	30	8,280,510	355,200
	Jefferies	12/20/2019	2,650	30	8,280,510	417,450
SPDR® S&P 500® ETF Trust:
	Jefferies	06/21/2019	230	450	12,404,250	153,675
	Jefferies	12/20/2019	235	350	9,647,750	254,800
	Jefferies	06/19/2020	240	250	6,891,250	271,875
	Jefferies	06/19/2020	250	400	11,026,000	528,800
					271,131,305	4,317,600
TOTAL PURCHASED OPTION CONTRACTS
(Cost $14,084,534)					395,338,955	9,033,412

MONEY MARKET FUNDS - 0.35%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.086%, 7-day effective yield	289,888	$289,888

TOTAL MONEY MARKET FUNDS
(Cost $289,888)		289,888

Total Investments, at Value -105.71%
(Cost $82,838,273)		87,766,775

Written Option Contracts - (5.76)%		(4,779,062)

Other Assets in Excess of Liabilities - 0.05%		36,515

Net Assets - 100.00%		$83,024,228

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $25,004,682, representing 30.12% of net assets.

20	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2018 (Unaudited)

WRITTEN OPTION CONTRACTS - 5.76%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 3.15%
S&P 500® Index:
	Jefferies	12/14/2018	$2,720	25	$159,226	$6,900,425	$169,500
	Jefferies	12/28/2018	2,715	30	107,959	8,280,510	246,150
	Jefferies	12/28/2018	2,740	45	269,396	12,420,765	292,050
	Jefferies	01/04/2019	2,650	45	349,982	12,420,765	617,175
	Jefferies	01/04/2019	2,785	50	190,941	13,800,850	218,750
	Jefferies	01/11/2019	2,730	45	314,093	12,420,765	372,600
	Jefferies	06/21/2019	3,000	45	241,156	12,420,765	161,325
	Jefferies	12/20/2019	3,100	35	221,174	9,660,595	189,350
	Jefferies	06/19/2020	3,100	10	92,426	2,760,170	91,200
	Jefferies	06/19/2020	3,200	15	88,172	4,140,255	100,725
	Jefferies	06/19/2020	3,300	10	73,976	2,760,170	45,200
	Jefferies	06/19/2020	3,350	20	123,332	5,520,340	73,500
	Jefferies	06/19/2020	3,400	10	54,976	2,760,170	29,850
					2,286,809	106,266,545	2,607,375
Put Option Contracts - 2.61%
S&P 500® Index:
	Jefferies	12/14/2018	2,720	25	166,326	6,900,425	61,375
	Jefferies	12/21/2018	1,975	75	434,832	20,701,275	1,687
	Jefferies	12/21/2018	2,000	150	763,973	41,402,550	3,750
	Jefferies	12/21/2018	2,790	45	255,659	12,420,765	260,775
	Jefferies	12/28/2018	2,740	45	264,227	12,420,765	177,075
	Jefferies	01/04/2019	2,650	45	299,861	12,420,765	96,750
	Jefferies	01/11/2019	2,730	45	260,513	12,420,765	207,675
	Jefferies	06/21/2019	2,125	50	269,522	13,800,850	98,000
	Jefferies	06/21/2019	2,150	25	163,549	6,900,425	52,750
	Jefferies	06/21/2019	2,175	100	589,618	27,601,700	228,500
	Jefferies	06/21/2019	2,200	25	147,263	6,900,425	62,000
	Jefferies	06/21/2019	2,250	50	289,146	13,800,850	144,500
	Jefferies	12/20/2019	2,200	50	315,763	13,800,850	252,250
	Jefferies	12/20/2019	2,250	25	147,213	6,900,425	141,500
	Jefferies	12/20/2019	2,275	30	163,900	8,280,510	180,300
	Jefferies	12/20/2019	2,325	30	136,894	8,280,510	202,800
					4,668,259	224,953,855	2,171,687

Total Written Option Contracts					$6,955,068	$331,220,400	$4,779,062

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	21

Stadion Alternative Income Fund	Schedule of Investments

November 30, 2018 (Unaudited)

COMMON STOCKS - 98.47%	Shares	Value
Communication Services - 3.95%
Diversified Telecommunication Services - 3.95%
AT&T, Inc.(a)	6,847	$213,900
Verizon Communications, Inc.(a)	3,594	216,718
		430,618

Consumer Discretionary - 7.67%
Automobiles - 1.98%
Ford Motor Co.(a)	22,962	216,072

Distributors - 2.01%
Genuine Parts Co.(a)	2,111	218,932

Hotels, Restaurants & Leisure - 2.00%
McDonald's Corp.(a)	1,160	218,672

Multiline Retail - 1.68%
Target Corp.(a)	2,581	183,148

Consumer Staples - 15.53%
Beverages - 4.10%
Coca-Cola Co.(a)	4,371	220,298
PepsiCo, Inc.(a)	1,858	226,565
		446,863

Food & Staples Retailing - 1.91%
Sysco Corp.(a)	3,090	208,266

Food Products - 3.83%
General Mills, Inc.(a)	5,087	215,231
Kellogg Co.(a)	3,183	202,598
		417,829

Household Products - 3.98%
Kimberly-Clark Corp.(a)	1,870	215,742
Procter & Gamble Co.(a)	2,318	219,074
		434,816

Tobacco - 1.71%
Altria Group, Inc.(a)	3,402	186,532

Energy - 7.61%
Oil, Gas & Consumable Fuels - 7.61%
Chevron Corp.(a)	1,858	220,990
Exxon Mobil Corp.(a)	2,785	221,407
Occidental Petroleum Corp.(a)	3,055	214,675
Valero Energy Corp.(a)	2,174	173,703
		830,775

22	www.stadionfunds.com

Stadion Alternative Income Fund	Schedule of Investments

November 30, 2018 (Unaudited)

COMMON STOCKS - 98.47% (continued)	Shares	Value
Financials - 13.62%
Banks - 7.93%
BB&T Corp.(a)	4,184	$213,802
JPMorgan Chase & Co.(a)	1,957	217,599
PNC Financial Services Group, Inc.	1,581	214,668
Wells Fargo & Co.(a)	4,041	219,346
		865,415

Capital Markets - 3.68%
CME Group, Inc.(a)	1,114	211,749
Invesco, Ltd.(a)	9,327	189,805
		401,554

Insurance - 2.01%
Aflac, Inc.(a)	4,795	219,323

Health Care - 10.39%
Health Care Equipment & Supplies - 2.12%
Abbott Laboratories(a)	3,121	231,110

Pharmaceuticals - 8.27%
Eli Lilly & Co.(a)	1,900	225,416
Johnson & Johnson(a)	1,524	223,876
Merck & Co., Inc.(a)	2,841	225,405
Pfizer, Inc.(a)	4,944	228,561
		903,258

Industrials - 13.60%
Aerospace & Defense - 5.52%
Harris Corp.(a)	1,302	186,121
Lockheed Martin Corp.(a)	679	203,992
United Technologies Corp.(a)	1,743	212,367
		602,480

Commercial Services & Supplies - 2.02%
Waste Management, Inc.(a)	2,348	220,125

Electrical Equipment - 1.98%
Emerson Electric Co.(a)	3,192	215,524

Industrial Conglomerates - 2.06%
3M Co.(a)	1,082	224,970

Machinery - 2.02%
Illinois Tool Works, Inc.(a)	1,587	220,672

Information Technology - 10.13%
IT Services - 3.95%
International Business Machines Corp. (a)	1,686	209,519
Paychex, Inc.(a)	3,140	222,186
		431,705

Semi-Annual Report | November 30, 2018	23

Stadion Alternative Income Fund	Schedule of Investments

  November 30, 2018 (Unaudited)

COMMON STOCKS - 98.47% (continued)	Shares	Value
Information Technology - 10.13% (continued)
Semiconductors & Semiconductor Equipment - 4.12%
Intel Corp.(a)	4,584	$226,037
Texas Instruments, Inc.(a)	2,236	223,265
		449,302

Software - 2.06%
Microsoft Corp.(a)	2,025	224,552

Materials - 3.98%
Chemicals - 2.00%
Air Products & Chemicals, Inc.(a)	1,355	217,979

Containers & Packaging - 1.98%
International Paper Co.	4,689	216,585

Real Estate - 2.00%
Equity Real Estate Investment Trusts (REITs) - 2.00%
HCP, Inc.(a)	7,461	218,309

Utilities - 9.99%
Electric Utilities - 6.03%
Entergy Corp.(a)	2,498	217,476
Eversource Energy(a)	3,202	218,825
Southern Co.(a)	4,689	221,930
		658,231
Multi-Utilities - 3.96%
CenterPoint Energy, Inc.(a)	7,704	215,789
Dominion Energy, Inc.	2,899	215,975
		431,764
TOTAL COMMON STOCKS
(Cost $9,328,438)		10,745,381

PURCHASED OPTION CONTRACTS - 3.90%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 0.52%
S&P 500® Index:
	Jefferies	12/21/2018	$2,925	48	$13,248,816	$9,240
	Jefferies	01/18/2019	2,950	49	13,524,833	22,785
	Jefferies	06/21/2019	3,400	15	4,140,255	2,925
	Jefferies	06/21/2019	3,500	20	5,520,340	2,900
	Jefferies	06/19/2020	3,500	10	2,760,170	19,150
					39,194,414	57,000
Put Option Contracts - 3.38%
S&P 500® Index	Jefferies	01/18/2019	2,500	35	9,660,595	42,875
SPDR® S&P 500® ETF Trust:
	Jefferies	06/21/2019	240	150	4,134,750	69,150
	Jefferies	06/21/2019	250	200	5,513,000	123,800
	Jefferies	06/19/2020	250	100	2,756,500	132,200
					22,064,845	368,025
TOTAL PURCHASED OPTION CONTRACTS
(Cost $650,351)					61,259,259	425,025

24	www.stadionfunds.com

Stadion Alternative Income Fund	Schedule of Investments

November 30, 2018 (Unaudited)

MONEY MARKET FUNDS - 1.79%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.086%, 7-day effective yield	195,397	$195,397

TOTAL MONEY MARKET FUNDS
(Cost $195,397)		195,397

Total Investments, at Value - 104.16%
(Cost $10,174,186)		11,365,803

Written Option Contracts - (8.34)%		(909,555)

Other Assets in Excess of Liabilities - 4.18%		455,804	(b)

Net Assets - 100.00%		$10,912,052

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $6,161,176, representing 56.46% of net assets.

(b)	Includes cash which is being held as collateral for written options.

WRITTEN OPTION CONTRACTS - 8.34%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 6.65%
S&P 500® Index:
	Jefferies	01/18/2019	$2,730	49	$369,460	$13,524,833	$413,805
	Jefferies	06/21/2019	2,900	15	133,479	4,140,255	106,425
	Jefferies	06/21/2019	3,000	20	174,527	5,520,340	71,700
	Jefferies	06/19/2020	3,000	10	128,938	2,760,170	132,650
					806,404	25,945,598	724,580
Put Option Contracts - 1.69%
S&P 500® Index	Jefferies	01/18/2019	2,730	35	202,355	9,660,595	184,975
					202,355	9,660,595	184,975

Total Written Option Contracts					$1,008,759	$35,606,193	$909,555

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	25

Stadion Investment Trust	Statements of Assets and Liabilities

November 30, 2018 (Unaudited)

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund	Stadion Alternative Income Fund
ASSETS
Investments in securities:
At acquisition cost	$443,022,021	$103,963,410	$82,838,273	$10,174,186
At value (Note 2)	$490,193,234	$102,854,391	$87,766,775	$11,365,803
Deposits with broker for written options contracts	–	–	–	454,495
Dividends receivable	173,597	73,983	162,286	51,840
Receivable for capital shares sold	3,996,549	95,481	32,819	60
Receivable for investment securities sold	–	–	129,402	779,230
Receivable from advisor (Note 5)	–	–	–	1,413
Other assets	86,751	42,155	33,404	23,758
TOTAL ASSETS	494,450,131	103,066,010	88,124,686	12,676,599
LIABILITIES

Written Options, at value (Notes 2 and 6) (premiums received $-, $-, $6,955,068 and $1,008,759, respectively)	–	–	4,779,062	909,555
Payable for capital shares redeemed	426,131	42,805	46,248	50,658
Payable for investment securities purchased	–	–	147,818	779,230
Payable to Advisor (Note 5)	412,005	106,180	77,359	–
Accrued distribution fees (Note 5)	100,441	22,607	9,477	1,782
Accrued compliance fees (Note 5)	4,989	1,518	2,121	266
Payable to administrator (Note 5)	23,327	5,251	5,838	1,983
Payable for trustees' fees (Note 5)	–	177	564	57
Other accrued expenses	118,848	42,755	31,971	21,016
TOTAL LIABILITIES	1,085,741	221,293	5,100,458	1,764,547
NET ASSETS	$493,364,390	$102,844,717	$83,024,228	$10,912,052
Net assets consist of:
Paid-in capital	$424,186,413	$130,404,004	$78,866,961	$10,450,747
Total distributable earnings	$69,177,977	$(27,559,287)	$4,157,267	$461,305
NET ASSETS	$493,364,390	$102,844,717	$83,024,228	$10,912,052
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$88,881,573	$25,950,403	$7,619,705	$2,796,902
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	7,320,164	1,965,310	704,153	289,677
Net asset value, offering price and redemption price per share (Note 1)	$12.14	$13.20	$10.82	$9.66
Maximum offering price per share (Note 1)	$12.88	$14.01	$11.48	$10.24
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$101,071,069	$20,912,711	$9,452,700	$1,489,157
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	8,645,304	1,705,120	891,390	155,859
Net asset value, offering price and redemption price per share (Note 1)	$11.69	$12.26	$10.60	$9.55
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$303,411,748	$55,981,603	$65,951,823	$6,625,993
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	24,704,131	4,158,544	6,075,180	688,177
Net asset value, offering price and redemption price per share (Note 1)	$12.28	$13.46	$10.86	$9.63

See Notes to Financial Statements.

26	www.stadionfunds.com

Stadion Investment Trust	Statements of Operations

For the Six Months Ended November 30, 2018 (Unaudited)

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund	Stadion Alternative Income Fund
INVESTMENT INCOME
Dividends	$3,259,040	$986,425	$1,428,906	$209,360
TOTAL INVESTMENT INCOME	3,259,040	986,425	1,428,906	209,360

EXPENSES
Investment advisory fees (Note 5)	2,578,161	624,874	591,935	53,799
Distribution fees, Class A (Note 5)	119,722	39,603	13,349	3,607
Distribution fees, Class C (Note 5)	512,289	111,972	54,628	8,456
Distribution fees, Class T (Note 5)	1	1	1	1
Transfer agent fees, Common (Note 5)	82,799	29,347	20,743	17,795
Transfer agent fees, Class A (Note 5)	30,932	13,693	1,482	418
Transfer agent fees, Class C (Note 5)	26,821	6,922	3,023	117
Transfer agent fees, Class I (Note 5)	72,109	13,797	21,943	3,402
Administrative fees (Note 5)	138,071	29,292	30,382	5,734
Registration and filing fees	29,449	22,857	27,456	24,894
Professional fees	48,941	16,904	18,295	8,986
Custodian fees	15,728	3,829	5,352	3,261
Compliance fees (Note 5)	35,547	7,837	8,175	1,084
Trustees' fees	25,330	5,612	5,881	780
Printing of shareholder reports	27,906	7,728	6,347	2,594
Other expenses	75,153	20,434	20,814	4,170
TOTAL EXPENSES	3,818,959	954,702	829,806	139,098

Expenses waived by the Advisor (Note 5)	(78,242)	–	(109,241)	(54,360)
NET EXPENSES	3,740,717	954,702	720,565	84,738

NET INVESTMENT INCOME (LOSS)	(481,677)	31,723	708,341	124,622

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investments	13,245,349	3,591,027	297,955	528,496
Net realized losses from written option contracts	–	–	(386,071)	(90,174)
Net realized gains (losses)	13,245,349	3,591,027	(88,116)	438,322

Net change in unrealized depreciation on investments	(21,825,344)	(3,874,274)	(761,001)	(165,033)
Net change in unrealized appreciation/depreciation on written option contracts	–	–	4,559	(44,122)
Net change in unrealized depreciation	(21,825,344)	(3,874,274)	(756,442)	(209,155)
NET REALIZED AND UNREALIZED GAINS/ LOSSES ON INVESTMENTS	(8,579,995)	(283,247)	(844,558)	229,167

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,061,672)	$(251,524)	$(136,217)	$353,789

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	27

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Tactical Growth Fund		Stadion Tactical Defensive Fund
	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
FROM OPERATIONS
Net investment income (loss)	$(481,677)	$(636,837)	$31,723	$(364,458)
Net realized gains	13,245,349	17,515,662	3,591,027	10,048,130
Net realized capital gain distributions from other investment companies	–	2,641	–	–
Net change in unrealized appreciation/depreciation	(21,825,344)	29,002,360	(3,874,274)	(1,921,569)
Net increase (decrease) in net assets resulting from operations	(9,061,672)	45,883,826	(251,524)	7,762,103

DISTRIBUTIONS TO SHAREHOLDERS(a)
From distributable earnings, Class A	–	(9,027)	–	(1,145,387)
From distributable earnings, Class C	–	(58,231)	–	(545,698)
From distributable earnings, Class I	–	–	–	(642,412)
From distributable earnings, Class T	–	–	–	(24)
Decrease in net assets from distributions to shareholders	–	(67,258)	–	(2,333,521)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	14,502,336	29,799,387	983,634	2,880,570
Net asset value of shares issued in reinvestment of distributions	–	8,551	–	1,120,892
Payments for shares redeemed	(34,255,788)	(37,383,995)	(23,011,157)	(11,849,021)
Net decrease in net assets from Class A share transactions	(19,753,452)	(7,576,057)	(22,027,523)	(7,847,559)

Class C
Proceeds from sales of shares	12,854,754	18,186,511	457,909	1,770,722
Net asset value of shares issued in reinvestment of distributions	–	–	–	534,529
Payments for shares redeemed	(8,942,145)	(25,541,462)	(2,598,891)	(6,352,347)
Net increase (decrease) in net assets from Class C share transactions	3,912,609	(7,354,951)	(2,140,982)	(4,047,096)

Class I
Proceeds from sales of shares	93,181,629	82,157,286	32,832,341	5,268,356
Net asset value of shares issued in reinvestment of distributions	–	53,894	–	635,050
Payments for shares redeemed	(21,960,207)	(47,676,724)	(5,586,567)	(6,792,734)
Net increase (decrease) in net assets from Class I share transactions	71,221,422	34,534,456	27,245,774	(889,328)

Class T(b)
Proceeds from sales of shares	–	1,000	–	1,001
Net asset value of shares issued in reinvestment of distributions	–	–	–	24
Payments for shares redeemed	(1,082)	–	(1,068)	–
Net increase (decrease) in net assets from Class T share transactions	(1,082)	1,000	(1,068)	1,025

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	46,317,825	65,421,016	2,824,677	(7,354,376)

NET ASSETS:
Beginning of period	447,046,565	381,625,549	100,020,040	107,374,416
End of period	$493,364,390	$447,046,565 (c)	$102,844,717	$100,020,040 (d)

(a)	For the year ended May 31, 2018 total distributions for the Stadion Tactical Growth Fund consisted of Net Investment Income of $67,258, and Net Realized Gains of $-. For the year ended May 31, 2018 total distributions for the Stadion Tactical Defensive Fund consisted of Net Investment Income of $154,981, and Net Realized Gains of $2,178,540.

(b)	Class T shares commenced operations on August 14, 2017 and terminated on November 16, 2018.

(c)	The prior year ended May 31, 2018 the Stadion Tactical Growth Fund's Net Assets included accumulated net investment loss of $1,459,232.

(d)	The prior year ended May 31, 2018 the Stadion Tactical Defensive Fund's Net Assets included accumulated net investment loss of $496,064.

See Notes to Financial Statements.

28	www.stadionfunds.com

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Trilogy Alternative Return Fund		Stadion Alternative Income Fund
	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
FROM OPERATIONS
Net investment income	$708,341	$1,243,900	$124,622	$463,502
Net realized gains (losses)	(88,116)	(2,424,996)	438,322	(386,838)
Net change in unrealized depreciation	(756,442)	(390,784)	(209,155)	(175,571)
Net increase (decrease) in net assets resulting from operations	(136,217)	(1,571,880)	353,789	(98,907)

DISTRIBUTIONS TO SHAREHOLDERS(a)
From distributable earnings, Class A	(88,233)	(273,311)	(28,350)	(228,337)
From distributable earnings, Class C	(42,040)	(33,544)	(12,853)	(122,335)
From distributable earnings, Class I	(493,271)	(1,033,658)	(89,277)	(707,007)
From distributable earnings, Class T	(8)	(10)	(10)	(34)
Decrease in net assets from distributions to shareholders	(623,552)	(1,340,523)	(130,490)	(1,057,713)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	891,058	5,222,392	222,462	215,604
Net asset value of shares issued in reinvestment of distributions	84,084	269,077	25,739	196,536
Payments for shares redeemed	(16,545,922)	(12,578,228)	(527,047)	(3,811,117)
Net decrease in net assets from Class A share transactions	(15,570,780)	(7,086,759)	(278,846)	(3,398,977)

Class C
Proceeds from sales of shares	230,391	3,070,178	29,417	409,649
Net asset value of shares issued in reinvestment of distributions	41,340	32,896	12,721	113,863
Payments for shares redeemed	(2,374,230)	(2,747,504)	(583,909)	(2,182,723)
Net increase (decrease) in net assets from Class C share transactions	(2,102,499)	355,570	(541,771)	(1,659,211)

Class I
Proceeds from sales of shares	21,548,073	45,374,706	416,417	3,702,125
Net asset value of shares issued in reinvestment of distributions	489,598	1,027,232	83,810	627,548
Payments for shares redeemed	(23,073,860)	(39,246,530)	(3,038,901)	(19,478,132)
Net increase (decrease) in net assets from Class I share transactions	(1,036,189)	7,155,408	(2,538,674)	(15,148,459)

Class T(b)
Proceeds from sales of shares	–	1,000	–	1,000
Net asset value of shares issued in reinvestment of distributions	7	10	10	34
Payments for shares redeemed	(973)	–	(1,019)	–
Net increase (decrease) in net assets from Class T share transactions	(966)	1,010	(1,009)	1,034

TOTAL NET DECREASE IN NET ASSETS	(19,470,203)	(2,487,174)	(3,137,001)	(21,362,233)

NET ASSETS:
Beginning of period	102,494,431	104,981,605	14,049,053	35,411,286
End of period	$83,024,228	$102,494,431 (c)	$10,912,052	$14,049,053 (d)

(a)	For the year ended May 31, 2018 total distributions for the Stadion Trilogy Alternative Return Fund consisted of Net Investment Income of $1,340,523, and Net Realized Gains of $-. For the year ended May 31, 2018 total distributions for the Stadion Alternative Income Fund consisted of Net Investment Income of $1,057,713, and Net Realized Gains of $-.

(b)	Class T shares commenced operations on August 14, 2017 and terminated on November 16, 2018.

(c)	The prior year ended May 31, 2018 the Stadion Trilogy Alternative Return Fund's Net Assets included accumulated net investment income of $179,880.

(d)	The prior year ended May 31, 2018 the Stadion Alternative Income Fund's Net Assets included accumulated net investment income of $55,445.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	29

Stadion Tactical Growth Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.33		$11.03		$9.82		$10.41		$10.35		$10.22

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)(c)	(0.01)		(0.01)		(0.01)		0.05		(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments	(0.18)		1.31		1.23		(0.59)		0.92		1.32
Total from investment operations	(0.19)		1.30		1.22		(0.54)		0.90		1.27
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.00	)(d)	(0.01)		(0.03)		(0.03)		–
Distributions from net realized gains	–		–		–		(0.02)		(0.81)		(1.14)
Total distributions	–		–		(0.01)		(0.05)		(0.84)		(1.14)

NET ASSET VALUE, END OF PERIOD	$12.14		$12.33		$11.03		$9.82		$10.41		$10.35

TOTAL RETURN(e)	(1.54	%)(f)	11.80%		12.48%		(5.19%)		8.78%		12.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$88,882		$109,707		$105,141		$89,271		$59,366		$17,305
Ratio of total expenses to average net assets(g)	1.59	%(h)(i)	1.61	%(i)	1.65	%(i)	1.71	%(i)	1.84	%(i)	1.85%
Ratio of net expenses to average net assets(g)	1.55	%(h)	1.55%		1.55%		1.55%		1.69%		1.85%
Ratio of net investment income/loss to average net assets(b)(g)	(0.13	%)(h)	(0.09%)		(0.12%)		0.54%		(0.21%)		(0.47%)

PORTFOLIO TURNOVER RATE	55	%(f)	82%		96%		287%		333%		324%

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Amount rounds to less than $0.01 per share or less than 1%.

(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.

(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Annualized.

(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

30	www.stadionfunds.com

Stadion Tactical Growth Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.92		$10.74		$9.62		$10.25		$10.26		$10.21

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)(c)	(0.06)		(0.10)		(0.09)		(0.01)		(0.12)		(0.15)
Net realized and unrealized gain (loss) on investments	(0.17)		1.28		1.21		(0.59)		0.93		1.33
Total from investment operations	(0.23)		1.18		1.12		(0.60)		0.81		1.18
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		–		(0.01)		(0.01)		–
Distributions from net realized gains	–		–		–		(0.02)		(0.81)		(1.13)
Total distributions	–		–		–		(0.03)		(0.82)		(1.13)

NET ASSET VALUE, END OF PERIOD	$11.69		$11.92		$10.74		$9.62		$10.25		$10.26

TOTAL RETURN(d)
	(1.93	%)(e)	10.99%		11.64%		(5.93%)		7.96%		11.87%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$101,071		$99,286		$96,506		$82,347		$34,402		$1,242
Ratio of total expenses to average net assets(f)	2.33	%(g)(h)	2.35	%(h)	2.41	%(h)	2.49	%(h)	2.59	%(h)	2.64%
Ratio of net expenses to average net assets(f)	2.30	%(g)	2.30%		2.30%		2.30%		2.37%		2.64%
Ratio of net investment loss to average net assets(b)(f)	(0.93	%)(g)	(0.83%)		(0.88%)		(0.11%)		(1.16%)		(1.49%)

PORTFOLIO TURNOVER RATE	55	%(e)	82%		96%		287%		333%		324%

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Annualized.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	31

Stadion Tactical Growth Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.46		$11.12		$9.88		$10.46		$10.38		$10.23

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)(c)	0.00	(d)	0.02	(e)	0.01	(e)	0.08		0.00	(d)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.18)		1.32		1.25		(0.59)		0.94		1.31
Total from investment operations	(0.18)		1.34		1.26		(0.51)		0.94		1.29
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.00	)(d)	(0.02)		(0.05)		(0.05)		–
Distributions from net realized gains	–		–		–		(0.02)		(0.81)		(1.14)
Total distributions	–		–		(0.02)		(0.07)		(0.86)		(1.14)

NET ASSET VALUE, END OF PERIOD	$12.28		$12.46		$11.12		$9.88		$10.46		$10.38

TOTAL RETURN(f)	(1.44	%)(g)	12.09%		12.79%		(4.94%)		9.07%		12.96%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$303,412		$238,052		$179,979		$144,534		$97,804		$28,721

Ratio of total expenses to average net assets(h)	1.33	%(i)(j)	1.36	%(j)	1.42	%(j)	1.49	%(j)	1.62	%(j)	1.59%

Ratio of net expenses to average net assets(h)	1.30	%(i)	1.30%		1.30%		1.30%		1.43%		1.59%

Ratio of net investment income/loss to average net assets(b)(h)	0.04	%(i)	0.13%		0.12%		0.85%		0.02%		(0.22%)

PORTFOLIO TURNOVER RATE	55	%(g)	82%		96%		287%		333%		324%

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Amount rounds to less than $0.01 per share or less than 1%.

(e)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)	Not annualized. (h) The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(i)	Annualized.

(j)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

32	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.26		$12.58	$11.08	$11.99		$11.69	$11.99

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)(c)	0.03		(0.03)	(0.07)	(0.09)		(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.09)		1.01	1.57	(0.50)		0.35	0.53
Total from investment operations	(0.06)		0.98	1.50	(0.59)		0.31	0.49
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.02)	–	–		–	(0.01)
Distributions from net realized gains	–		(0.28)	–	(0.32)		(0.01)	(0.78)
Total distributions	–		(0.30)	–	(0.32)		(0.01)	(0.79)

NET ASSET VALUE, END OF PERIOD	$13.20		$13.26	$12.58	$11.08		$11.99	$11.69

TOTAL RETURN(d)	(0.45	%)(e)	7.77%	13.54%	(4.80%)		2.67%	4.12%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$25,950		$47,888	$52,978	$18,726		$29,073	$43,136

Ratio of total expenses to average net assets(f)	1.88	%(g)	1.85%	1.94%	1.96	%(h)	1.88%	1.89%

Ratio of net expenses to average net assets(f)	1.88	%(g)	1.85%	1.94%	1.95%		1.88%	1.89%

Ratio of net investment income/loss to average net assets(b)(f)	0.38	%(g)	(0.23%)	(0.56%)	(0.77%)		(0.33%)	(0.34%)

PORTFOLIO TURNOVER RATE	191	%(e)	335%	196%	645%		482%	529%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Annualized.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	33

Stadion Tactical Defensive Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018	Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.36		$11.81	$10.48		$11.45		$11.26	$11.64

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)(c)	(0.04)		(0.12)	(0.15)		(0.17)		(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.06)		0.95	1.48		(0.48)		0.33	0.53
Total from investment operations	(0.10)		0.83	1.33		(0.65)		0.20	0.40
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–	–		–		–	(0.00	)(d)
Distributions from net realized gains	–		(0.28)	–		(0.32)		(0.01)	(0.78)
Total distributions	–		(0.28)	–		(0.32)		(0.01)	(0.78)

NET ASSET VALUE, END OF PERIOD	$12.26		$12.36	$11.81		$10.48		$11.45	$11.26

TOTAL RETURN(e)	(0.81	%)(f)	6.97%	12.69%		(5.56%)		1.80%	3.47%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$20,913		$23,178	$26,058		$9,680		$12,145	$7,807

Ratio of total expenses to average net assets(g)	2.60	%(h)	2.59%	2.71	%(i)	2.73	%(i)	2.66%	2.67%

Ratio of net expenses to average net assets(g)	2.60	%(h)	2.59%	2.70%		2.70%		2.66%	2.67%

Ratio of net investment loss to average net assets(b)(g)	(0.61	%)(h)	(0.97%)	(1.30%)		(1.55%)		(1.16%)	(1.13%)

PORTFOLIO TURNOVER RATE	191	%(f)	335%	196%		645%		482%	529%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Amount rounds to less than $0.01 per share or less than 1%.

(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.

(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Annualized.

(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

34	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$13.50		$12.78		$11.23		$12.12		$11.80	$12.07

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)(c)	0.01		(0.00	)(d)	(0.03)		(0.06)		(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.05)		1.03		1.58		(0.51)		0.36	0.55
Total from investment operations	(0.04)		1.03		1.55		(0.57)		0.33	0.53
LESS DISTRIBUTIONS:
Dividends from net investment income	–		(0.03)		–		–		–	(0.02)
Distributions from net realized gains	–		(0.28)		–		(0.32)		(0.01)	(0.78)
Total distributions	–		(0.31)		–		(0.32)		(0.01)	(0.80)

NET ASSET VALUE, END OF PERIOD	$13.46		$13.50		$12.78		$11.23		$12.12	$11.80

TOTAL RETURN(e)	(0.30	%)(f)	8.03%		13.80%		(4.58%)		2.82%	4.42%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$55,982		$28,953		$28,338		$12,703		$25,280	$7,333

Ratio of total expenses to average net assets(g)	1.60	%(h)	1.62%		1.75	%(i)	1.76	%(i)	1.70%	1.73	%(i)

Ratio of net expenses to average net assets(g)	1.60	%(h)	1.62%		1.70%		1.70%		1.70%	1.70%

Ratio of net investment income/loss to average net assets(b)(g)	0.17	%(h)	(0.01%)		(0.28%)		(0.53%)		(0.28%)	(0.19%)

PORTFOLIO TURNOVER RATE	191	%(f)	335%		196%		645%		482%	529%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%.

(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.

(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Annualized.

(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	35

Stadion Trilogy Alternative Return Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.94		$11.17		$10.49	$10.66	$10.53	$10.41

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)(c)	0.09		0.11		0.09	0.09	0.04	0.04
Net realized and unrealized gain (loss) on investments	(0.14)		(0.22)		0.68	(0.18)	0.12	0.11
Total from investment operations	(0.05)		(0.11)		0.77	(0.09)	0.16	0.15
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.07)		(0.12)		(0.09)	(0.08)	(0.03)	(0.03)
Total distributions	(0.07)		(0.12)		(0.09)	(0.08)	(0.03)	(0.03)

NET ASSET VALUE, END OF PERIOD	$10.82		$10.94		$11.17	$10.49	$10.66	$10.53

TOTAL RETURN(d)	(0.48	%)(e)	(1.02%)		7.37%	(0.79%)	1.54%	1.45%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$7,620		$23,289		$30,818	$28,898	$39,896	$88,261
Ratio of total expenses to average net assets(f)	1.83	%(g)(h)	1.84	%(h)(i)	1.82%	1.85%	1.82%	1.76%
Ratio of net expenses to average net assets(f)	1.63	%(g)	1.72	%(i)	1.82%	1.85%	1.82%	1.76%
Ratio of net investment income to average net assets(b)(f)	1.63	%(g)	1.02%		0.86%	0.88%	0.38%	0.34%

PORTFOLIO TURNOVER RATE	4	%(e)	55%		18%	36%	37%	15%

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Annualized.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

(i)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

See Notes to Financial Statements.

36	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.73		$10.95		$10.31	$10.49	$10.42	$10.35

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)(c)	0.03		0.03		0.01	0.01	(0.04)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.12)		(0.22)		0.66	(0.17)	0.12	0.11
Total from investment operations	(0.09)		(0.19)		0.67	(0.16)	0.08	0.07
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.04)		(0.03)		(0.03)	(0.02)	(0.01)	–
Total distributions	(0.04)		(0.03)		(0.03)	(0.02)	(0.01)	–

NET ASSET VALUE, END OF PERIOD	$10.60		$10.73		$10.95	$10.31	$10.49	$10.42

TOTAL RETURN(d)	(0.84	%)(e)	(1.75%)		6.46%	(1.53%)	0.75%	0.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$9,453		$11,660		$11,592	$10,573	$11,654	$21,805
Ratio of total expenses to average net assets(f)	2.61	%(g)(h)	2.56	%(h)(i)	2.60%	2.63%	2.58%	2.52%
Ratio of net expenses to average net assets(f)	2.38	%(g)	2.47	%(i)	2.60%	2.63%	2.58%	2.52%
Ratio of net investment income/loss to average net assets(b)(f)	0.64	%(g)	0.26%		0.08%	0.08%	(0.36%)	(0.41%)

PORTFOLIO TURNOVER RATE	4	%(e)	55%		18%	36%	37%	15%

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Annualized.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

(i)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	37

Stadion Trilogy Alternative Return Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.97		$11.20		$10.52	$10.69	$10.55	$10.42

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)(c)	0.09		0.14		0.12	0.11	0.07	0.06
Net realized and unrealized gain (loss) on investments	(0.12)		(0.22)		0.67	(0.17)	0.12	0.11
Total from investment operations	(0.03)		(0.08)		0.79	(0.06)	0.19	0.17
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.08)		(0.15)		(0.11)	(0.11)	(0.05)	(0.04)
Total distributions	(0.08)		(0.15)		(0.11)	(0.11)	(0.05)	(0.04)

NET ASSET VALUE, END OF PERIOD	$10.86		$10.97		$11.20	$10.52	$10.69	$10.55

TOTAL RETURN(d)	(0.30	%)(e)	(0.72%)		7.53%	(0.54%)	1.78%	1.64%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$65,952		$67,545		$62,571	$39,257	$53,031	$46,578
Ratio of total expenses to average net assets(f)	1.62	%(g)(h)	1.57	%(h)(i)	1.62%	1.64%	1.62%	1.57%
Ratio of net expenses to average net assets(f)	1.38	%(g)	1.47	%(i)	1.62%	1.64%	1.62%	1.57%
Ratio of net investment income to average net assets(b)(f)	1.61	%(g)	1.25%		1.06%	1.07%	0.70%	0.54%

PORTFOLIO TURNOVER RATE	4	%(e)	55%		18%	36%	37%	15%

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Annualized.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

(i)	Effective December 31, 2017, the Expense Limitation changed from 1.70% to 1.38% (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan).

See Notes to Financial Statements.

38	www.stadionfunds.com

Stadion Alternative Income Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015(a)		Year Ended May 31, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$9.46		$9.94		$10.15		$9.72		$9.89		$9.91

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)(c)	0.09		0.20		0.18		0.16		0.15		0.15
Net realized and unrealized gain (loss) on investments	0.20		(0.25)		(0.21)		0.44		(0.13)		(0.06	)(d)
Total from investment operations	0.29		(0.05)		(0.03)		0.60		0.02		0.09
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.09)		(0.43)		(0.17)		(0.17)		(0.19)		(0.11)
Distributions from net realized gains	–		–		(0.01)		(0.00	)(e)	–		–
Total distributions	(0.09)		(0.43)		(0.18)		(0.17)		(0.19)		(0.11)

NET ASSET VALUE, END OF PERIOD	$9.66		$9.46		$9.94		$10.15		$9.72		$9.89

TOTAL RETURN(f)	3.12	%(g)	(0.50%)		(0.40%)		6.33%		0.24%		0.91%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$2,797		$3,015		$6,669		$3,807		$5,226		$2,065

Ratio of total expenses to average net assets(h)	2.23	%(i)(j)	1.90	%(j)	1.46	%(j)	1.73	%(j)	3.77	%(j)	2.55	%(j)

Ratio of net expenses to average net assets(h)	1.40	%(i)	1.40%		1.40%		1.40%		1.40%		1.40%

Ratio of net investment income to average net assets(b)(h)	1.96	%(i)	2.11%		1.81%		1.58%		1.52%		1.53%

PORTFOLIO TURNOVER RATE	0	%(g)	7%		40%		18%		485%		294%

(a)	Prior to April 30, 2015, Stadion Alternative Income Fund was known as Stadion Tactical Income Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(e)	Amount rounds to less than $0.01 per share or less than 1%.

(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)	Not annualized.

(h)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(i)	Annualized.

(j)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	39

Stadion Alternative Income Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Period Presented

	For the Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018		Year Ended May 31, 2017		For the Period August 10, 2015 (Commencement of operations) to May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$9.37		$9.85		$10.11		$9.59

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.05		0.13		0.11		0.09
Net realized and unrealized gain (loss) on investments	0.20		(0.26)		(0.22)		0.48
Total from investment operations	0.25		(0.13)		(0.11)		0.57
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.07)		(0.35)		(0.14)		(0.05)
Distributions from net realized gains	–		–		(0.01)		(0.00	)(c)
Total distributions	(0.07)		(0.35)		(0.15)		(0.05)

NET ASSET VALUE, END OF PERIOD	$9.55		$9.37		$9.85		$10.11

TOTAL RETURN(d)	2.67	%(e)	(1.33%)		(1.15%)		6.00	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$1,489		$2,004		$3,839		$508

Ratio of total expenses to average net assets(f)	2.96	%(g)(h)	2.63	%(h)	2.19	%(h)	2.18	%(g)(h)

Ratio of net expenses to average net assets(f)	2.15	%(g)	2.15%		2.15%		2.15	%(g)

Ratio of net investment income to average net assets(a)(f)	1.16	%(g)	1.39%		1.12%		1.15	%(g)

PORTFOLIO TURNOVER RATE	0	%(e)	7%		40%		18	%(i)

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(b)	Per share amounts were calculated using average shares method.

(c)	Amount rounds to less than $0.01 per share or less than 1%.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested. (g) Annualized.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended May 31, 2016.

See Notes to Financial Statements.

40	www.stadionfunds.com

Stadion Alternative Income Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015(a)		Year Ended May 31, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$9.43		$9.92		$10.13		$9.60		$9.89		$9.91

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)(c)	0.10		0.23		0.20		0.20		0.30		0.17
Net realized and unrealized gain (loss) on investments	0.20		(0.26)		(0.21)		0.44		(0.25)		(0.07	)(d)
Total from investment operations	0.30		(0.03)		(0.01)		0.64		0.05		0.10
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.10)		(0.46)		(0.19)		(0.11)		(0.34)		(0.12)
Distributions from net realized gains	–		–		(0.01)		(0.00	)(e)	–		–
Total distributions	(0.10)		(0.46)		(0.20)		(0.11)		(0.34)		(0.12)

NET ASSET VALUE, END OF PERIOD	$9.63		$9.43		$9.92		$10.13		$9.60		$9.89

TOTAL RETURN(f)	3.23	%(g)	(0.33%)		(0.17%)		6.70%		0.58%		1.09%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$6,626		$9,028		$24,903		$84,632		$444		$4,077

Ratio of total expenses to average net assets (h)	2.03	%(i)(j)	1.67	%(j)	1.23	%(j)	1.29	%(j)	3.75	%(j)	2.29	%(j)

Ratio of net expenses to average net assets(h)	1.15	%(i)	1.15%		1.15%		1.15%		1.15%		1.15%

Ratio of net investment income to average net assets(b)(h)	2.15	%(i)	2.33%		1.97%		2.08%		2.96%		1.72%

PORTFOLIO TURNOVER RATE	0	%(g)	7%		40%		18%		485%		294%

(a)	Prior to April 30, 2015, Stadion Alternative Income Fund was known as Stadion Tactical Income Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.

(e)	Amount rounds to less than $0.01 per share or less than 1%.

(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)	Not annualized.

(h)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(i)	Annualized.

(j)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2018	41

Stadion Investment Trust	Notes to Financial Statements

November 30, 2018 (Unaudited)

1.  ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014) and Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I shares, of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013. The Fund seeks long-term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares, and Class I shares commenced on September 15, 2006, October 1, 2009, May 28, 2010 and August 14, 2017, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares, Class C shares, and Class I shares commenced on December 31, 2012, August 7, 2015, February 14, 2013 and August 14, 2017, respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Each Fund currently offers three classes of shares, Class A, Class C, and Class I. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, and are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares are, generally, available for certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the Funds.

At a meeting held on November 12, 2018, the Board of Trustees of the Trust (the “Board of Trustees”) approved, on behalf of Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund and Alternative Income Fund, the termination of Class T shares as share classes of the Funds.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the National Best Bid and Offer (NBBO) prices as determined by the Options Pricing Reporting Authority (ORPA) (which is the best bid and offer price across the option exchanges). If no bid price is readily available, then the option will be valued at the mean of the last quoted ask price and $0.00. If: (i) no bid price is readily available, and (ii) no ask price is readily available, then the option will be valued at the last valid NBBO mean price. Notwithstanding the foregoing, an option may be valued using Fair Valuation when reliable last NBBO prices as of the Valuation Time are not readily available. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

42	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2018 (Unaudited)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2018 by security type:

Tactical Growth Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$411,644,448	$–	$–	$411,644,448
Money Market Funds	78,548,786	–	–	78,548,786
Total Investments in Securities	$490,193,234	$–	$–	$490,193,234

Tactical Defensive Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$77,910,711	$–	$–	$77,910,711
Money Market Funds	24,943,680	–	–	24,943,680
Total Investments in Securities	$102,854,391	$–	$–	$102,854,391

Trilogy Alternative Return Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$39,493,580	$–	$–	$39,493,580
Exchange-Traded Funds	38,949,895	–	–	38,949,895
Purchased Option Contracts	–	9,033,412	–	9,033,412
Money Market Funds	289,888	–	–	289,888
Total Investments in Securities	$78,733,363	$9,033,412	$–	$87,766,775
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(4,779,062)	$–	$(4,779,062)
Total	$–	$(4,779,062)	$–	$(4,779,062)

Alternative Income Fund

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$10,745,381	$–	$–	$10,745,381
Purchased Option Contracts	–	425,025	–	425,025
Money Market Funds	195,397	–	–	195,397
Total Investments in Securities	$10,940,778	$425,025	$–	$11,365,803
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(909,555)	$–	$(909,555)
Total	$–	$(909,555)	$–	$(909,555)

*	See Schedule of Investments for Common Stocks determined by sector and industry.

There were no Level 3 securities held in any of the Funds at November 30, 2018.

Share Valuation: The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Securities Transactions and Investment Income: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Semi-Annual Report | November 30, 2018	43

Stadion Investment Trust	Notes to Financial Statements

November 30, 2018 (Unaudited)

Option Transactions: The Funds may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. When held, the Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Allocation Between Classes: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund.

Distributions to Shareholders: Each of the Funds may distribute its net investment income to its shareholders quarterly, but, in any event, expects to distribute substantially all of its net investment income to its shareholders at least annually. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and tax treatment of short term capital gains. Dividends and distributions are recorded on the ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

SEC Regulations: On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to US Generally Accepted Accounting Principles for investment companies. Effective November 4, 2018, the Funds adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Funds’ adoption of those amendments, effective with the financial statements prepared as of November 30, 2018, had no effect on the Funds’ net assets or results of operations.

3.  SECURITY TRANSACTIONS

During the six months ended November 30, 2018, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to:

	Tactical Growth Fund	Tactical Defensive Fund
Purchases	$242,232,328	$152,692,250
Sales	$259,735,605	$172,800,235

	Trilogy Alternative Return Fund	Alternative Income Fund
Purchases	$3,700,395	$30,426
Sales	$23,168,008	$3,807,814

44	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2018 (Unaudited)

4.  TAX MATTERS

The tax character of distributions made during the year ended May 31, 2018 and May 31, 2017 was as follows:

	Ordinary Income	Long-term Capital Gains	Total Distributions
Tactical Growth Fund
5/31/2018	$67,168	$90	$67,258
5/31/2017	440,408	–	440,408
Tactical Defensive Fund
5/31/2018	$2,178,308	$155,213	$2,333,521
5/31/2017	–	–	–
Trilogy Alternative Return Fund
5/31/2018	$1,340,523	$–	$1,340,523
5/31/2017	724,544	–	724,544
Alternative Income Fund
5/31/2018	$1,057,713	$–	$1,057,713
5/31/2017	1,849,423	107,534	1,956,957

Tax Basis of Investments:

As of November 30, 2018, the aggregate cost of investments and other financial instruments, gross unrealized appreciation (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Tactical Growth Fund
Tax cost of portfolio investments	$443,224,450
Gross unrealized appreciation	$47,935,439
Gross unrealized depreciation	(966,655)
Net unrealized appreciation	$46,968,784

Tactical Defensive Fund
Tax cost of portfolio investments	$104,303,803
Gross unrealized appreciation	$–
Gross unrealized depreciation	(1,449,412)
Net unrealized depreciation	$(1,449,412)

Trilogy Alternative Return Fund
Tax cost of portfolio investments	$82,840,323
Gross unrealized appreciation	$16,192,331
Gross unrealized depreciation	(9,089,873)
Net unrealized appreciation	$7,102,458

Alternative Income Fund
Tax cost of portfolio investments	$10,349,532
Gross unrealized appreciation	$11,968,297
Gross unrealized depreciation	(10,852,823)
Net unrealized appreciation	$1,115,474

The difference between the federal income tax cost of portfolio investments and other financial instruments and the financial statement cost for Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund and Alternative Income Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and certain market to market adjustments.

Capital Loss Carryforward:

As of May 31, 2018, the Funds have the following capital loss carryforwards. These capital losses carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended May 31, 2018, the Fund utilized capital loss carryforwards as follows:

Fund	Amount
Tactical Growth Fund	$(6,484,214)
Tactical Defensive Fund	(11,376,873)
Trilogy Alternative Return Fund	(1,551,672)

Capital losses (no expiration) carried to the next tax year were as follows:

Fund	Short-Term	Long-Term
Tactical Defensive Fund	$28,161,974	$–
Trilogy Alternative Return
Fund	224,105	2,227,820
Alternative Income Fund	616,071	–

The Funds elect to defer to the tax year ending May 31, 2019, capital losses recognized during the period November 1, 2017 to May 31, 2018 in the amount of:

Fund	Amount
Trilogy Alternative Return Fund	$2,297,300
Alternative Income Fund	369,451

The Funds elect to defer to the tax year ending May 31, 2019, late year ordinary losses recognized in the amount of:

Fund	Amount
Tactical Growth Fund	$1,459,232
Tactical Defensive Fund	496,064

As of and during the six months ended November 30, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

5.  TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreements

Each Fund’s investments are managed by Stadion Money Management, LLC (the “Advisor”) under the terms of an Investment Advisory Agreement (the “Advisory Agreements”). Under the Advisory Agreements, each Fund excluding the Alternative Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million, 1.00% of such assets over $150 million up to $500 million, and 0.85% of such assets over $500 million. The Alternative Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 0.85% of its average daily net assets.

Semi-Annual Report | November 30, 2018	45

Stadion Investment Trust	Notes to Financial Statements

November 30, 2018 (Unaudited)

The Advisor has entered into an Expense Limitation Agreement with the Tactical Growth Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.30% of the average daily net assets allocable to each Class until October 1, 2019.

The Advisor has entered into an Expense Limitation Agreement with respect to the Tactical Defensive Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2019.

The Advisor has entered into an Expense Limitation Agreement with respect to the Trilogy Alternative Return Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.38% of the average daily net assets allocable to each Class until October 1, 2019.

The Advisor has entered into an Expense Limitation Agreement with the Alternative Income Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15% of the average daily net assets allocable to each Class until October 1, 2019.

Accordingly, during the six months ended November 30, 2018, the Advisor waived fees and reimbursed expenses as follows:

	Tactical Growth Fund	Trilogy Alternative Return Fund	Alternative Income Fund
Total waivers and reimbursements	$78,242	$109,241	$54,360

During the six months ended November 30, 2018, there were no advisory fees waived or expenses reimbursed by the Advisor for the Tactical Defensive Fund.

It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Trustees.

If the Advisor so requests, the Advisor may recapture from the Tactical Growth Fund any Tactical Growth Fund operating expenses waived or reimbursed by the Advisor pursuant to the Tactical Growth Fund’s Expense Limitation Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% from the time the Tactical Growth Fund initially incurred, or the Advisor initially waived or reimbursed, such expenses for a period of three years; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). If the Advisor so requests, the Advisor may recapture from the Trilogy Alternative Return Fund any Trilogy Alternative Return Fund operating expenses waived or reimbursed by the Advisor pursuant to the Trilogy Alternative Return Fund’s Expense Limitation Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.38% from the time the Trilogy Alternative Return Fund initially incurred, or the Advisor initially waived or reimbursed, such expenses for a period of three years; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.38% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). If the Advisor so requests, the Advisor may recapture from the Alternative Income Fund any Alternative Income Fund operating expense waived or reimbursed by the Advisor pursuant to the Alternative Income Fund’s Expense Limitation Agreement from the time the Alternative Income Fund initially incurred, or the Advisor initially waived or reimbursed, such expenses for a period of three years; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.15% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).

46	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2018 (Unaudited)

As of November 30, 2018, the balance of recoupable expenses for the Tactical Growth Fund, the Alternative Return Fund, and the Alternative Income Fund was as follows:

Fund	2019	2020	2021	2022	Total
Tactical Growth Fund	$460,455	$383,484	$253,703	$78,243	$1,175,885
Trilogy Alternative Return Fund	$–	$–	$109,385	$116,649	$226,034
Alternative Income Fund	$81,507	$77,469	$117,703	$54,360	$331,039

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor 50% of the employee’s annual base salary for the services provided by the Chief Compliance Officer of the Trust. Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

Certain Trustees and officers of the Trust are also officers of the Advisor.

Fund Accounting and Administration Agreement

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust. The Funds pay ALPS customary fees for providing these services.

Transfer Agent and Shareholder Services Agreement

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust. The Funds pay ALPS customary fees for providing these services.

Distribution Plan

The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act that permit Class A shares and Class C shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares. The expenses of the Plans are reflected as distribution fees in the Statement of Operations of the Funds.

Distribution Agreement

ALPS Distributors, Inc. (“ADI” or the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. ADI receives no compensation from the Funds.

6.  DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Semi-Annual Report | November 30, 2018	47

Stadion Investment Trust	Notes to Financial Statements

November 30, 2018 (Unaudited)

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. No Funds invested in futures contracts during the six months ended November 30, 2018.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A portion of Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open written option contracts.

The locations in the Statements of Assets and Liabilities of Trilogy Alternative Return Fund’s and Alternative Income Fund’s derivative positions are as follows:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options/Written Options)	Investments in securities: At value	$9,033,412	Written Options; at value	$4,779,062
		$9,033,412		$4,779,062

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Alternative Income Fund
Equity Contracts (Purchased Options/Written Options)	Investments in securities: At value	$425,025	Written Options; at value	$909,555
		$425,025		$909,555

48	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2018 (Unaudited)

For the Trilogy Alternative Return Fund the average option month-end notional value purchased and written during the six months ended November 30, 2018, were $399,700,372 and $337,658,662, respectively. For the Alternative Income Fund the average option month-end notional value purchased and written during the six months ended November 30, 2018, were $56,676,410 and $31,223,582, respectively.

Trilogy Alternative Return Fund’s and Alternative Income Fund’s transactions in derivative instruments during the six months ended November 30, 2018, are recorded in the following locations in the Statements of Operations:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options)	Net realized gains from investments/Net change in unrealized appreciation (depreciation) on investments	$(2,062,078)	$186,744
Equity Contracts (Written Options)	Net realized losses from written option contracts/Net change in unrealized appreciation (depreciation) on written option contracts	(386,071)	4,559
Total		$(2,448,149)	$191,303

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Alternative Income Fund
Equity Contracts (Purchased Options)	Net realized gains from investments/Net change in unrealized appreciation (depreciation) on investments	$(129,708)	$(117,367)
Equity Contracts (Written Options)	Net realized losses from written option contracts/Net change in unrealized appreciation (depreciation) on written option contracts	(90,174)	(44,122)
Total		$(219,882)	$(161,489)

Tactical Growth Fund and Tactical Defensive Fund had no transactions in derivative instruments during the six months ended November 30, 2018.

Semi-Annual Report | November 30, 2018	49

Stadion Investment Trust	Notes to Financial Statements

November 30, 2018 (Unaudited)

7.  CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Tactical Growth Fund - Class A
Shares sold	1,152,569	2,530,041
Shares issued in reinvestment of distributions to shareholders	–	773
Shares redeemed	(2,727,217)	(3,170,872)
Net decrease in shares outstanding	(1,574,648)	(640,058)
Shares outstanding beginning of period	8,894,812	9,534,870
Shares outstanding end of period	7,320,164	8,894,812

Tactical Growth Fund - Class C
Shares sold	1,057,200	1,593,533
Shares redeemed	(740,789)	(2,252,807)
Net increase/(decrease) in shares outstanding	316,411	(659,274)
Shares outstanding beginning of period	8,328,893	8,988,167
Shares outstanding end of period	8,645,304	8,328,893

Tactical Growth Fund - Class I
Shares sold	7,338,635	6,907,059
Shares issued in reinvestment of distributions to shareholders	–	4,834
Shares redeemed	(1,738,461)	(4,000,251)
Net increase in shares outstanding	5,600,174	2,911,642
Shares outstanding beginning of period	19,103,957	16,192,315
Shares outstanding end of period	24,704,131	19,103,957

Tactical Growth Fund - Class T (a)(b)
Shares sold	–	89
Shares redeemed	(89)	–
Net increase/(decrease) in shares outstanding	(89)	89
Shares outstanding beginning of period	89	–
Shares outstanding end of period	–	89

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Tactical Defensive Fund - Class A
Shares sold	72,861	218,838
Shares issued in reinvestment of distributions to shareholders	–	83,581
Shares redeemed	(1,720,260)	(900,659)
Net decrease in shares outstanding	(1,647,399)	(598,240)
Shares outstanding beginning of period	3,612,709	4,210,949
Shares outstanding end of period	1,965,310	3,612,709

Tactical Defensive Fund - Class C
Shares sold	36,120	143,444
Shares issued in reinvestment of distributions to shareholders	–	42,524
Shares redeemed	(206,701)	(516,491)
Net decrease in shares outstanding	(170,581)	(330,523)
Shares outstanding beginning of period	1,875,701	2,206,224
Shares outstanding end of period	1,705,120	1,875,701

Tactical Defensive Fund - Class I
Shares sold	2,421,675	391,589
Shares issued in reinvestment of distributions to shareholders	–	46,629
Shares redeemed	(408,486)	(509,999)
Net increase/(decrease) in shares outstanding	2,013,189	(71,781)
Shares outstanding beginning of period	2,145,355	2,217,136
Shares outstanding end of period	4,158,544	2,145,355

Tactical Defensive Fund - Class T (a)(b)
Shares sold	–	79
Shares issued in reinvestment of distributions to shareholders	–	2
Shares redeemed	(81)	–
Net increase/(decrease) in shares outstanding	(81)	81
Shares outstanding beginning of period	81	–
Shares outstanding end of period	–	81

50	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2018 (Unaudited)

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Trilogy Alternative Return Fund - Class A
Shares sold	81,839	465,776
Shares issued in reinvestment of distributions to shareholders	7,667	24,007
Shares redeemed	(1,514,352)	(1,120,435)
Net decrease in shares outstanding	(1,424,846)	(630,652)
Shares outstanding beginning of period	2,128,999	2,759,651
Shares outstanding end of period	704,153	2,128,999

Trilogy Alternative Return Fund - Class C
Shares sold	21,581	277,599
Shares issued in reinvestment of distributions to shareholders	3,834	2,945
Shares redeemed	(220,590)	(252,461)
Net increase/(decrease) in shares outstanding	(195,175)	28,083
Shares outstanding beginning of period	1,086,565	1,058,482
Shares outstanding end of period	891,390	1,086,565

Trilogy Alternative Return Fund - Class I
Shares sold	1,966,349	4,020,975

Shares issued in reinvestment of distributions to shareholders	44,275	91,612
Shares redeemed	(2,095,065)	(3,539,269)
Net increase/(decrease) in shares outstanding	(84,441)	573,318
Shares outstanding beginning of period	6,159,621	5,586,303
Shares outstanding end of period	6,075,180	6,159,621

Trilogy Alternative Return Fund - Class T (a)(b)
Shares sold	(1)	89
Shares issued in reinvestment of distributions to shareholders	1	1
Shares redeemed	(90)	–
Net increase/(decrease) in shares outstanding	(90)	90
Shares outstanding beginning of period	90	–
Shares outstanding end of period	–	90

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Alternative Income Fund - Class A
Shares sold	23,564	22,082
Shares issued in reinvestment of distributions to shareholders	2,734	20,200
Shares redeemed	(55,505)	(394,111)
Net decrease in shares outstanding	(29,207)	(351,829)
Shares outstanding beginning of period	318,884	670,713
Shares outstanding end of period	289,677	318,884

Alternative Income Fund - Class C
Shares sold	3,121	42,569
Shares issued in reinvestment of distributions to shareholders	1,362	11,796
Shares redeemed	(62,540)	(230,341)
Net decrease in shares outstanding	(58,057)	(175,976)
Shares outstanding beginning of period	213,916	389,892
Shares outstanding end of period	155,859	213,916

Alternative Income Fund - Class I
Shares sold	44,048	381,711
Shares issued in reinvestment of distributions to shareholders	8,933	64,729
Shares redeemed	(322,530)	(2,000,077)
Net decrease in shares outstanding	(269,549)	(1,553,637)
Shares outstanding beginning of period	957,726	2,511,363
Shares outstanding end of period	688,177	957,726

Alternative Income Fund - Class T (a)(b)
Shares sold	–	101
Shares issued in reinvestment of distributions to shareholders	1	4
Shares redeemed	(106)	–
Net increase/(decrease) in shares outstanding	(105)	105
Shares outstanding beginning of period	105	–
Shares outstanding end of period	–	105

(a)	Class T shares commenced operations on August 14, 2017.
(b)	Class T shares terminated on November 16, 2018.

Semi-Annual Report | November 30, 2018	51

Stadion Investment Trust	Notes to Financial Statements

November 30, 2018 (Unaudited)

8.  COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.  UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR® S&P 500® ETF Trust and iShares® Russell 2000® ETF. The SPDR® S&P® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The iShares® Russell 2000® ETF was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund may redeem its investments from the SPDR® S&P® ETF Trust and iShares® Russell 2000® ETF, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

10. RECENT ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued ASU 2018-13, which changes the fair value measurement disclosure requirements of FASB ASC Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The Funds’ adoption of those amendments, effective with the financial statements prepared as of November 30, 2018, had no effect on the Funds’ net assets or results of operations.

11. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

52	www.stadionfunds.com

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

The Stadion Funds are distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [Schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)	File the exhibits listed below as part of this Form.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

EXHIBIT LIST

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stadion Investment Trust

By:	/s/ Judson P. Doherty
Judson P. Doherty, President

Date:	January 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	January 31, 2019

By:	/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	January 31, 2019